Financial investments	9 Months Ended
Sep. 30, 2019
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of September 30, 2019 and December 31, 2018 is as follows:

	Balance as of September 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	9,070	6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	-
Derivative assets	2,930	11,571
Other receivable accounts at amortized cost	73,375	35,065
Total non-current financial investments	92,375	52,670
Contracted concessional financial assets	159,380	159,128
Derivative assets	3,064	1,582
Other receivable accounts at amortized cost	99,954	80,124
Total current financial investments	262,398	240,834

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S.

Investment in Rioglass corresponds to the acquisition of 15.12% of the equity interest of Rioglass, a multinational solar power and renewable energy technology manufacturer.

Current other receivable accounts include restricted cash amounting to $76.9 million as of September 30, 2019 ($78.9 million as of December 31, 2018).

The increase in non-current other receivable accounts at amortized cost is primarily due to the non-current portion of the loan to Arroyo Netherland II B.V. (Monterrey) for $21.3 million (Note 5) and to the non-current portion of the loan to Befesa Agua Tenes S.L.U. for $10.9 million (Note 1).